Consolidated Statement of Financial Position - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	₽ 189,879	₽ 197,875
Mineral licenses	32,068	33,240
Goodwill and other intangible assets	16,883	19,211
Investments in associates	293	283
Deferred tax assets	5,488	96
Other non-current assets	630	758
Non-current financial assets	244	202
Total non-current assets	245,485	251,665
Current assets
Inventories	43,423	37,990
Income tax receivables	121	107
Trade and other receivables	17,612	18,762
Other current assets	8,673	7,589
Other current financial assets	508	562
Cash and cash equivalents	1,803	2,452
Total current assets	72,140	67,462
Total assets	317,625	319,127
Equity
Additional paid-in capital	24,378	24,378
Accumulated other comprehensive income	1,771	1,303
Accumulated deficit	(274,186)	(283,743)
Equity attributable to equity shareholders of Mechel PAO	(243,041)	(253,066)
Non-controlling interests	9,846	8,933
Total equity	(233,195)	(244,133)
Non-current liabilities
Loans and borrowings	6,538	17,360
Finance lease liabilities	2,413	1,878
Other non-current financial liabilities	44,510	40,916
Other non-current liabilities	120	138
Pension obligations	3,819	3,512
Provisions	3,719	3,814
Deferred tax liabilities	13,506	11,494
Total non-current liabilities	74,625	79,112
Current liabilities
Loans and borrowings, including interest payable, fines and penalties on overdue amounts of RUB 9,877 million and RUB 41,992 million as of December 31, 2018 and 2017, respectively	412,294	422,533
Trade and other payables	34,800	33,469
Finance lease liabilities	5,880	7,476
Income tax payable	6,425	4,578
Taxes and similar charges payable other than income tax	6,106	6,696
Advances received	5,028	4,385
Other current financial liabilities		734
Other current liabilities	68	69
Pension obligations	772	849
Provisions	4,822	3,359
Total current liabilities	476,195	484,148
Total liabilities	550,820	563,260
Total equity and liabilities	317,625	319,127
Common shares [member]
Equity
Equity shares	4,163	4,163
Preferred shares [member]
Equity
Equity shares	₽ 833	₽ 833